Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other - Components of Collateral and Commitments (Details) - BRL (R$) R$ in Millions		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Collateral given for own liabilities		R$ 653.8	R$ 606.3
Other commitments		1,338.9	842.7
Total		1,992.7	1,449.0
Commitments with suppliers	[1]	12,078.6	11,096.3
Total		R$ 12,078.6	R$ 11,096.3

[1]	Variation refers, mainly, a new contracts with a new suppliers of aluminum in 2017.